Condensed Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 61,000	$ 4,000	$ 113,000
Accounts receivable, net of allowance for doubtful accounts of $35,000 at September 30, 2020, $34,000 at December 31, 2019 and $36,000 at December 31, 2018	364,000	370,000	452,000
Inventory, net of allowance of $397,000 at September 30, 2020, $291,000 at December 31, 2019 and $268,000 at December 31, 2018	602,000	810,000	1,019,000
Prepaid expenses and other current assets	85,000	6,000	29,000
Right of use asset - operating leases	35,000	34,000	0
Total current assets	1,147,000	1,224,000	1,613,000
Property, plant and equipment, net	594,000	644,000	718,000
Patents, net	110,000	116,000	123,000
Right of use asset - operating leases	49,000	73,000	0
Other assets	21,000	21,000	21,000
Total assets	1,921,000	2,078,000	2,475,000
Current liabilities:
Accounts payable	604,000	652,000	359,000
Accrued expenses and other current liabilities	577,000	543,000	449,000
Right of use liability - operating leases	33,000	34,000	0
Wages payable	98,000	104,000	278,000
Line of credit	208,000	337,000	502,000
PPP Loan	332,000	0	0
Current portion of long-term debt, net of deferred finance costs	1,120,000	17,000	237,000
Total current liabilities	2,972,000	1,687,000	1,825,000
Long-term debt/other liabilities, net of current portion and deferred finance costs	0	1,108,000	796,000
Right of use liability - operating leases	49,000	73,000	0
Total liabilities	3,021,000	2,868,000	2,621,000
COMMITMENTS AND CONTINGENCIES
Stockholders' deficit:
Preferred stock; par value $.01 per share; 5,000,000 shares authorized, none issued and outstanding at September 30, 2020 and December 31, 2019	0	0	0
Common stock; par value $.01 per share; 50,000,000 shares authorized; 35,953,476 issued and outstanding at September 30, 2020 and 32,680,984 issued and outstanding as of December 31, 2019 and 32,279,368 issued and outstanding as of December 31, 2018	359,000	327,000	323,000
Additional paid-in capital	21,658,000	21,437,000	21,404,000
Accumulated deficit	(23,117,000)	(22,554,000)	(21,873,000)
Total stockholders' deficit	(1,100,000)	(790,000)	(146,000)
Total liabilities and stockholders' deficit	$ 1,921,000	$ 2,078,000	$ 2,475,000